Cover	Jul. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 21, 2026
Entity Registrant Name	NEPTUNE INSURANCE HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42878
Entity Tax Identification Number	33-4189588
Entity Address, Address Line One	400 6th Street S
Entity Address, Address Line Two	Suite 2
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33701
City Area Code	727
Local Phone Number	202-4815
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	NP
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002067129